STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Common Stock Issuable [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Apr. 30, 2020			151,859,858
Balance, amount at Apr. 30, 2020	$ (4,590,509)	$ 0	$ 151,860	$ 24,065,032	$ (28,807,401)
Conversion of convertible secured promissory note, shares			21,820,000
Conversion of convertible secured promissory note, amount	30,000	0	$ 21,820	8,180	0
Reclassification of put premium upon conversion of convertible secured promissory note	12,039	0	0	12,039	0
Conversion of convertible unsecured promissory notes and accrued interest, amount	171,077	0	199,929	(28,852)	0
Reclassification of put premium upon conversion of convertible unsecured promissory note	144,816	0	$ 0	144,816	0
Conversion of accrued interest on convertible secured promissory note, shares			15,000,000
Conversion of accrued interest on convertible secured promissory note, amount	28,500	0	$ 15,000	13,500	0
Reduction in fair value of conversion option liability for conversion of promissory notes	30,795	0	$ 0	30,795	0
Issuance of common stock - $0.004 per share, shares			100,000
Issuance of common stock - $0.004 per share, amount	400	0	$ 100	300	0
Net Income/loss, three months ended	(185,381)	0	$ 0	0	(185,381)
Issuance of common stock - $0.002 per share, shares			27,900,000
Issuance of common stock - $0.002 per share, amount	55,800	0	$ 27,900	27,900	0
Issuance of common stock - $0.025 per share, shares			260,000
Issuance of common stock - $0.025 per share, amount	6,500	$ 0	$ 260	6,240	0
Common stock issuable - $0.025 per share, shares		40,000
Common stock issuable - $0.025 per share, amount	1,000	$ 40	$ 0	960	0
Issuance of common stock - $0.03 per share, shares			193,332
Issuance of common stock - $0.03 per share, amount	5,800	0	$ 193	5,607
Issuance of common stock - $0.04 per share, shares			1,000,000
Issuance of common stock - $0.04 per share, amount		$ 0	$ 1,000	39,000	0
Balance, shares at Apr. 30, 2021		40,000	418,062,102
Balance, amount at Apr. 30, 2021	(4,249,163)	$ 40	$ 418,062	24,325,517	(28,992,782)
Issuance of common stock that was previously issuable, shares		(40,000)	40,000
Issuance of common stock that was previously issuable, amount		$ (40)	$ 40
Issuance of warrants to consultants for services	98,781			98,781
Net Income/loss, three months ended	(560,924)				(560,924)
Issuance of common stock to consultants for services - per share, shares			15,300,000
Issuance of common stock to consultants for services - $ per share, amount			$ 15,300	175,950
Balance, shares at Jul. 31, 2021			433,402,102
Balance, amount at Jul. 31, 2021	(4,520,056)		$ 433,402	24,600,248	(29,553,706)
Balance, shares at Apr. 30, 2021		40,000	418,062,102
Balance, amount at Apr. 30, 2021	(4,249,163)	$ 40	$ 418,062	24,325,517	(28,992,782)
Conversion of convertible secured promissory note, shares			2,498,971
Issuance of common stock that was previously issuable, shares		(40,000)	40,000
Issuance of common stock that was previously issuable, amount		$ (40)	$ 40
Issuance of common stock to consultants for services, shares			15,300,000
Issuance of common stock to consultants for services, amount	191,250		$ 15,300
Issuance of warrants to consultants for services	98,781
Conversion of convertible unsecured promissory notes, shares			15,765,536
Conversion of convertible unsecured promissory notes, amount	100,800		$ 15,766
Conversion of convertible secured promissory note, amount	5,998		$ 2,499
Reclassification of put premium upon conversion of convertible unsecured promissory note	89,024
Net Income/loss, three months ended	(743,989)
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value	0
Issuance of warrant to employee for services	0
Balance, shares at Oct. 31, 2021			451,666,609
Balance, amount at Oct. 31, 2021	(4,507,299)		$ 451,667		(29,736,771)
Balance, shares at Apr. 30, 2021		40,000	418,062,102
Balance, amount at Apr. 30, 2021	(4,249,163)	$ 40	$ 418,062	24,325,517	(28,992,782)
Conversion of convertible secured promissory note, shares			3,498,971
Conversion of convertible secured promissory note, amount	13,198	0	$ 3,499	9,699	0
Reclassification of put premium upon conversion of convertible secured promissory note	42,132	$ 0	$ 0	42,132	0
Issuance of common stock that was previously issuable, shares		(40,000)	40,000
Issuance of common stock that was previously issuable, amount	0	$ (40)	$ 40	0	0
Conversion of convertible unsecured promissory notes, amount	215,668	0	33,807	181,861	0
Reclassification of put premium upon conversion of convertible unsecured promissory note	123,715	0	0	123,715	0
Net Income/loss, three months ended	(1,669,699)	0	$ 0	0	(1,669,699)
Issuance of common stock to consultants for services - per share, shares			15,300,000
Issuance of common stock to consultants for services - $ per share, amount	191,250	0	$ 15,300	175,950	0
Sale of common stock - $0.021 per share, net of offering costs, shares			55,119,047
Sale of common stock - $0.021 per share, net of offering costs, amount	1,151,326	0	$ 55,119	1,096,207	0
Issuance of warrants to consultants for services	98,781	0	$ 0	98,781	0
Conversion of convertible unsecured promissory notes, shares			33,807,304
Issuance of warrants with convertible secured promissory note	423,877	0	$ 0	423,877	0
Balance, shares at Apr. 30, 2022			525,827,424
Balance, amount at Apr. 30, 2022	(3,658,915)	0	$ 525,827	26,477,739	(30,662,481)
Balance, shares at Jul. 31, 2021			433,402,102
Balance, amount at Jul. 31, 2021	(4,520,056)		$ 433,402	24,600,248	(29,553,706)
Conversion of convertible secured promissory note, shares			2,498,971
Reclassification of put premium upon conversion of convertible secured promissory note	89,024
Conversion of convertible unsecured promissory notes, shares			15,765,536
Conversion of convertible unsecured promissory notes, amount	100,800		$ 15,766
Conversion of convertible secured promissory note, amount	5,998		$ 2,499
Net Income/loss, three months ended	(183,065)				(183,065)
Balance, shares at Oct. 31, 2021			451,666,609
Balance, amount at Oct. 31, 2021	(4,507,299)		$ 451,667		(29,736,771)
Balance, shares at Apr. 30, 2022			525,827,424
Balance, amount at Apr. 30, 2022	(3,658,915)	$ 0	$ 525,827	26,477,739	(30,662,481)
Reclassification of put premium upon conversion of convertible secured promissory note	29,615			29,615
Conversion of convertible unsecured promissory notes, shares			34,800,000
Conversion of convertible unsecured promissory notes, amount	57,200		$ 4,145	53,055
Conversion of convertible secured promissory note, amount	201,840		$ 34,800	167,040
Reclassification of put premium upon conversion of convertible unsecured promissory note	4,560			4,560
Net Income/loss, three months ended	(3,721,594)				(3,721,594)
Sale of common stock - $0.0210 per share, net of offering costs, shares			14,276,189
Conversion of convertible unsecured promissory notes, shares			4,144,927
Sale of common stock - $0.0210 per share, net of offering costs, amount	299,800		$ 14,276	285,524
Sale of common stock - $0.0168 per share, net of offering costs, shares			14,880,952
Sale of common stock - $0.0168 per share, net of offering costs, amount	250,000		$ 14,881	235,119
Issuance of common stock for settlement, shares			2,600,000
Issuance of common stock for settlement, amount	7,221		$ 2,600	4,621
Common stock issuable for settlement, shares		1,000,000
Common stock issuable for settlement, amount		$ 1,000		18,300
Common stock issuable from exercise of warrants, shares		23,600,000
Common stock issuable from exercise of warrants, amount		$ 23,600		(23,600)
Issuance of common stock with convertible unsecured promissory note, shares			5,000,000
Issuance of common stock with convertible unsecured promissory note, amount	51,807		$ 5,000	46,807
Issuance of common stock with note payable, shares			1,000,000
Issuance of common stock with note payable, amount	18,953		$ 1,000	17,953
Issuance of warrant with convertible secured promissory note	274,962			274,962
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value				1,419,921	(1,419,921)
Balance, shares at Jul. 31, 2022		24,600,000	602,529,492
Balance, amount at Jul. 31, 2022	(6,165,251)	$ 24,600	$ 602,529	29,011,616	(35,803,996)
Balance, shares at Apr. 30, 2022			525,827,424
Balance, amount at Apr. 30, 2022	(3,658,915)	$ 0	$ 525,827	26,477,739	(30,662,481)
Reclassification of put premium upon conversion of convertible secured promissory note	29,615
Issuance of common stock to consultants for services, shares			1,720,000
Issuance of common stock to consultants for services, amount	2,236		$ 1,720
Conversion of convertible unsecured promissory notes, shares			4,144,927
Conversion of convertible unsecured promissory notes, amount	57,200		$ 4,145
Conversion of convertible secured promissory note, amount	447,672		$ 107,598
Reclassification of put premium upon conversion of convertible unsecured promissory note	4,560
Net Income/loss, three months ended	(2,167,000)				(2,167,000)
Issuance of common stock for settlement, shares			3,600,000
Issuance of common stock for settlement, amount	26,521		$ 3,600
Issuance of common stock with convertible unsecured promissory note, shares			5,000,000
Issuance of common stock with convertible unsecured promissory note, amount	51,807		$ 5,000
Issuance of common stock with note payable, shares			1,000,000
Issuance of common stock with note payable, amount	18,953		$ 1,000
Issuance of warrant with convertible secured promissory note	310,581
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value	5,388,467
Sale of common stock, net of offering costs, shares			29,157,141
Sale of common stock, net of offering costs, amount	549,800		$ 29,157
Conversion of convertible secured promissory notes, shares			107,598,448
Issuance of common stock from cashless exercise of warrants, shares			167,730,445
Issuance of common stock from cashless exercise of warrants, amount			$ 167,730
Issuance of common stock to employee for services, shares			1,250,000
Issuance of common stock to employee for services, amount	3,438		$ 1,250
Issuance of warrant to employee for services	1,211
Issuance of common stock for equity line of credit, shares			15,625,000
Issuance of common stock for equity line of credit, amount	25,391		$ 15,626
Reclassification from equity of initial conversion option derivative value	(4,565,329)
Reclassification from equity of initial warrant derivative value	(3,004,560)
Issuance of warrant for equity line of credit	270,729
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at incremental value					(5,388,467)
Balance, shares at Oct. 31, 2022			862,653,385
Balance, amount at Oct. 31, 2022	(11,596,090)		$ 862,653
Balance, shares at Jul. 31, 2022		24,600,000	602,529,492
Balance, amount at Jul. 31, 2022	(6,165,251)	$ 24,600	$ 602,529	$ 29,011,616	$ (35,803,996)
Issuance of common stock to consultants for services, shares			1,720,000
Issuance of common stock to consultants for services, amount	2,236		$ 1,720
Conversion of convertible secured promissory note, amount	245,832		$ 72,798
Net Income/loss, three months ended	1,554,594
Issuance of common stock for settlement, shares		(1,000,000)	1,000,000
Issuance of common stock for settlement, amount		$ (1,000)	$ 1,000
Issuance of warrant with convertible secured promissory note	35,619
Conversion of convertible secured promissory notes, shares			72,798,448
Issuance of common stock to employee for services, shares			1,250,000
Issuance of common stock to employee for services, amount	3,438		$ 1,250
Issuance of warrant to employee for services	1,211
Issuance of common stock for equity line of credit, shares			15,625,000
Issuance of common stock for equity line of credit, amount	25,391		$ 15,626
Reclassification from equity of initial conversion option derivative value	(3,004,560)
Reclassification from equity of initial warrant derivative value	(4,565,329)
Issuance of warrant for equity line of credit	270,729
Issuance of common stock from cashless exercise of warrants, shares		(23,600,000)	167,730,445
Issuance of common stock from cashless exercise of warrants, amount		$ (23,600)	$ 167,730
Balance, shares at Oct. 31, 2022			862,653,385
Balance, amount at Oct. 31, 2022	$ (11,596,090)		$ 862,653